Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 12,327,684	$ 70,314,315	$ 59,165,259
Sale of software products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	472,559	1,516,169	1,566,455
Sale of hardware products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	567,894	1,395,345	75,363
Technology development service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,147,523	24,105,644	7,839,700
M&S service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,809,979	2,419,901	2,676,185
Sale of cloud platform products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,329,729	$ 40,877,256	$ 47,007,556